Offsetting of Financial Assets and Financial Liabilities - Summary of Amounts Not Offset in the Consolidated Balance Sheet (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts	$ 127,372	$ 112,356
Amounts offset in	1,224	1,883
Net amounts presented in balance sheet	126,148	110,473
Impact of master netting agreements	23,457	29,091
Securities received as collateral	94,802	70,984
Cash collateral	2,832	3,576
Net amount	5,057	6,822
Gross amounts	111,478	92,196
Amounts offset in	1,224	1,883
Net amounts presented in balance sheet	110,254	90,313
Impact of master netting agreements	23,457	29,091
Securities pledged as collateral	78,441	53,510
Cash collateral	2,975	1,492
Net amount	5,381	6,220
Securities purchased under resale agreements and securities borrowed [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts	104,949	86,635
Amounts offset in	945	1,584
Net amounts presented in balance sheet	104,004	85,051
Impact of master netting agreements	9,919	13,516
Securities received as collateral	93,062	70,479
Cash collateral	82
Net amount	941	1,056
Derivative financial instruments assets 1 [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts	22,423	25,721
Amounts offset in	279	299
Net amounts presented in balance sheet	22,144	25,422
Impact of master netting agreements	13,538	15,575
Securities received as collateral	1,740	505
Cash collateral	2,750	3,576
Net amount	4,116	5,766
Derivative financial instruments liabilities 1 [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts	23,877	23,928
Amounts offset in	279	299
Net amounts presented in balance sheet	23,598	23,629
Impact of master netting agreements	13,538	15,575
Securities pledged as collateral	1,940	600
Cash collateral	2,971	1,492
Net amount	5,149	5,962
Obligations related to securities sold under repurchase agreements and securities lent [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts	87,601	68,268
Amounts offset in	945	1,584
Net amounts presented in balance sheet	86,656	66,684
Impact of master netting agreements	9,919	13,516
Securities pledged as collateral	76,501	52,910
Cash collateral	4
Net amount	$ 232	$ 258